FORM 13F

                 UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2004

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:



                             Name:  Ronald J. Juvonen

                    Address: c/o Downtown Associates, L.L.C.
                             674 Unionville Road, Suite 105
                             Kennett Square, PA  19348
                    -----------------------------------------



                         Form 13F File Number: 28-06433
                         ------------------------------

             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:  Ronald J. Juvonen


Name:  Ronald J. Juvonen
       ---------------------

Title:  Managing Member
       ---------------------

Phone:  (610) 925-3480
       ---------------------


Signature, Place, and Date of Signing:

/s/ Ronald J. Juvonen            Kennett Square, PA         February 14, 2005
--------------------------      --------------------      ----------------------
[Signature]                         [City, State]                [Date]



Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page


                                 Report Summary


Number of Other Included Managers:           None

Form 13F Information Table Entry Total:      16

Form 13F Information Table Value Total:      $ 518,565 (thousands)

List of Other Included Managers:             None


                                                      FORM 13F INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------
    Column 1                  Column 2    Column 3   Column 4        Column 5          Column 6    Column 7         Column 8

                              TITLE OF                Value     SHARES OR  SH/ PUT/   INVESTMENT   OTHER         VOTING AUTHORITY
  NAME OF ISSUER               CLASS      CUSIP    (x$1000)     PRIN. AMT. PRN CALL   DISCRETION   MANAGERS   SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
CARMAX, INC.                   COM       143130102      97044      3125400  SH          SOLE                   3125400
CREO PRODUCTS, INC.            COM       225606102      45341      3028800  SH          SOLE                   3028800
DEVRY INC. DEL                 COM       251893103       6510       375000  SH          SOLE                    375000
ESPEED INC.                    COM       296643109       8535       690000  SH          SOLE                    690000
GENTEX CORP                    COM       371901109      50760      1371145  SH          SOLE                   1371145
IMPAC MED SYS IN.              COM       45255A104      24654      1203200  SH          SOLE                   1203200
INTEGRATED CIRCUIT SYSTEMS     COM       45811K208      20240       967500  SH          SOLE                    967500
INVESTMENT TECH GRP INC        COM       46145F105       6189       309470  SH          SOLE                    309470
J2 GLOBAL COMMUNICATIONS, INC  COM       46626E205      36248      1050672  SH          SOLE                   1050672
KVH INDUSTRIES INC.            COM       482738101      13102      1336970  SH          SOLE                   1336970
SANDISK CORP.                  COM       80004C101      49850      1996410  SH          SOLE                   1996410
SPECTRALINK CORP.              COM       847580107      25629      1807385  SH          SOLE                   1807385
TALX CORP.                     COM       874918105      22613       876800  SH          SOLE                    876800
WEBMD CORP                     COM       94769M105      78444      9613200  SH          SOLE                   9613200
WIRELESS FACILITIES INC        COM       97653A103       6466       685000  SH          SOLE                    685000
X-RITE INC.                    COM       983857103      26940      1682700  SH          SOLE                   1682700